Segment - Schedule of Significant Expense Categories and Other Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues [Abstract]
Revenues	$ 949	$ 773
Cost of Revenue [Abstract]
Cost of revenues	(3,319)	(2,043)
Research and Development Expense [Abstract]
Research and development expenses, net	(839)	(1,237)
Segment operational loss	(4,613)	(3,763)
Gain from bargain purchase	6,401
Financial expenses (income), net	(214)	(371)
Net profit (loss)	1,574	(4,134)
External [Member]
Cost of Revenue [Abstract]
Cost of revenues	(3,319)
Research and Development Expense [Abstract]
Research and development expenses, net	(839)
Cost of revenues [Member]
Cost of Revenue [Abstract]
Cost of revenues		(2,043)
CDMO [Member]
Revenues [Abstract]
Revenues	949	773
Cost of Revenue [Abstract]
Cost of revenues	(3,319)	(2,043)
Research and Development Expense [Abstract]
Research and development expenses, net
Segment operational loss	(3,774)	(2,526)
Gain from bargain purchase	6,401
Financial expenses (income), net	(214)	(371)
Net profit (loss)	2,413	(2,897)
CDMO [Member] | External [Member]
Cost of Revenue [Abstract]
Cost of revenues	(3,319)
Research and Development Expense [Abstract]
Research and development expenses, net
CDMO [Member] | Cost of revenues [Member]
Cost of Revenue [Abstract]
Cost of revenues		(2,043)
Other [Member]
Revenues [Abstract]
Revenues
Cost of Revenue [Abstract]
Cost of revenues
Research and Development Expense [Abstract]
Research and development expenses, net	(839)	(1,237)
Segment operational loss	(839)	(1,237)
Gain from bargain purchase
Financial expenses (income), net
Net profit (loss)	(839)
Other [Member] | External [Member]
Cost of Revenue [Abstract]
Cost of revenues
Research and Development Expense [Abstract]
Research and development expenses, net	$ (839)
Other [Member] | Cost of revenues [Member]
Cost of Revenue [Abstract]
Cost of revenues